SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 59,068	$ 59,421
Less: accumulated depreciation	(57,256)	(54,996)
Total	1,812	4,425
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,176	3,195
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,083	28,250
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 27,809	$ 27,976